Accrued Expenses (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accrued Expenses
Clinical trail expenses	$ 2,082,200	$ 1,884,117	$ 2,625,779
Other	304,636	423,629	330,766
Total	$ 2,386,836	$ 2,307,746	$ 2,956,545